                                                          ===========================================
                      ISI
                    Managed                                 ISI
                   Municipal
                  Fund Shares                                 INTERNATIONAL STRATEGY & INVESTMENT
----------------------------------------------------------===========================================
Directors and Officers

Edward S. Hyman            Nancy Lazar
Chairman                   Vice President

Richard T. Hale            Edward J. Veilleux
Vice Chairman              Vice President

R. Alan Medaugh            Scott J. Liotta
Director and President     Vice President and Secretary                        ISI
                                                                        MANAGED MUNICIPAL
James J. Cunnane           Carrie L. Butler                                FUND SHARES
Director                   Vice President
                                                            (A Class of Managed Municipal Fund, Inc.)
John F. Kroeger            Joseph A. Finelli
Director                   Treasurer

Louis E. Levy              Laurie D. Collidge
Director                   Assistant Secretary

Eugene J. McDonald
Director




        Investment Objective

        A mutual fund designed to provide a
        high  level  of total  return  with
        relative  stability of principal as
        well as the secondary  objective of
        high   current    income    through
        investment     in    a    portfolio
        consisting  primarily  of municipal
        obligations,  the interest on which
        is exempt from federal income tax.                                 MUNICIPALS
                                                                           ----------
============================================
        Investment Advisor
============================================
        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

============================================
        Shareholder Servicing Agent
============================================
        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426
        (800) 882-8585

============================================
        Distributor                                           ----------------------------------
============================================                          SEMI-ANNUAL REPORT
        ISI Group Inc.
        717 Fifth Avenue                                                 April 30, 1997
        New York, NY 10022                                    ----------------------------------
        (800) 955-7175





================================================================================
Investment Advisor's Report
================================================================================

     We are pleased to report on the  progress of your Fund for the period ended
April 30, 1997. As of this date, the Fund recorded a 6-month total return of 1.2% and a 12-month total return of 5.7%. Since its inception on February 26, 1990, the Fund has produced a cumulative total return of 59.6%, which translates into an average annual total return of 6.7%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     Over the last 12 months, long-term, high-quality municipal yields moved in a fairly wide 70 basis point (0.70%) range, but interest rates opened and closed the period at roughly the same yield (see chart below).


                =================================================
                 30-Year Municipal AAA General Obligation Yields
                =================================================


                  [Graph appears here--see plot points below]


                              DATE          YIELD

                            4/30/96          5.73
                             5/1/96          5.73
                             5/2/96          5.84
                             5/3/96          5.86
                             5/6/96          5.86
                             5/7/96          5.88
                             5/8/96          5.87
                             5/9/96          5.87
                            5/10/96          5.80
                            5/13/96          5.78
                            5/14/96          5.73
                            5/15/96          5.71
                            5/16/96          5.76
                            5/17/96          5.73
                            5/20/96          5.69
                            5/21/96          5.67
                            5/22/96          5.69
                            5/23/96          5.69
                            5/24/96          5.69
                            5/27/96          5.69
                            5/28/96          5.68
                            5/29/96          5.72
                            5/30/96          5.76
                            5/31/96          5.82
                             6/3/96          5.87
                             6/4/96          5.85
                             6/5/96          5.85
                             6/6/96          5.82
                             6/7/96          5.97
                            6/10/97          5.99
                            6/11/96          5.97
                            6/12/96          5.97
                            6/13/96          5.96
                            6/14/96          5.92
                            6/17/96          5.90
                            6/18/96          5.87
                            6/19/96          5.87
                            6/20/96          5.90
                            6/21/96          5.89
                            6/24/96          5.89
                            6/25/96          5.85
                            6/26/96          5.83
                            6/27/96          5.82
                            6/28/96          5.77
                             7/1/96          5.77
                             7/2/96          5.80
                             7/3/96          5.80
                             7/4/96          5.80
                             7/5/96          5.94
                             7/8/96          5.96
                             7/9/96          5.92
                            7/10/96          5.87
                            7/11/96          5.85
                            7/12/96          5.82
                            7/15/96          5.83
                            7/16/96          5.81
                            7/17/96          5.78
                            7/18/96          5.73
                            7/19/96          5.74
                            7/22/96          5.75
                            7/23/96          5.73
                            7/24/96          5.72
                            7/25/96          5.70
                            7/26/96          5.70
                            7/29/96          5.72
                            7/30/96          5.70
                            7/31/96          5.67
                             8/1/96          5.59
                             8/2/96          5.51
                             8/5/96          5.51
                             8/6/96          5.49
                             8/7/96          5.48
                             8/8/96          5.47
                             8/9/96          5.44
                            8/12/96          5.44
                            8/13/96          5.48
                            8/14/96          5.48
                            8/15/96          5.50
                            8/16/96          5.49
                            8/19/96          5.52
                            8/20/96          5.53
                            8/21/96          5.55
                            8/22/96          5.56
                            8/23/96          5.61
                            8/26/96          5.64
                            8/27/96          5.63
                            8/28/96          5.62
                            8/29/96          5.66
                            8/30/96          5.71
                             9/2/96          5.71
                             9/3/96          5.73
                             9/4/96          5.75
                             9/5/96          5.78
                             9/6/96          5.75
                             9/9/96          5.73
                            9/10/96          5.75
                            9/11/96          5.76
                            9/12/96          5.73
                            9/13/96          5.64
                            9/16/96          5.61
                            9/17/96          5.64
                            9/18/96          5.65
                            9/19/96          5.69
                            9/20/96          5.69
                            9/23/96          5.69
                            9/24/96          5.67
                            9/25/96          5.65
                            9/26/96          5.60
                            9/27/96          5.60
                            9/30/96          5.61
                            10/1/96          5.59
                            10/2/96          5.56
                            10/3/96          5.54
                            10/4/96          5.47
                            10/7/96          5.50
                            10/8/96          5.50
                            10/9/96          5.53
                           10/10/96          5.56
                           10/11/96          5.55
                           10/14/96          5.55
                           10/15/96          5.56
                           10/16/96          5.60
                           10/17/96          5.58
                           10/18/96          5.57
                           10/21/96          5.57
                           10/22/96          5.59
                           10/23/96          5.60
                           10/24/96          5.62
                           10/25/96          5.62
                           10/28/96          5.63
                           10/29/96          5.58
                           10/30/96          5.56
                           10/31/96          5.54
                            11/1/96          5.55
                            11/4/96          5.53
                            11/5/96          5.48
                            11/6/96          5.49
                            11/7/96          5.50
                            11/8/96          5.49
                           11/11/96          5.49
                           11/12/96          5.45
                           11/13/96          5.45
                           11/14/96          5.43
                           11/15/96          5.44
                           11/18/96          5.46
                           11/19/96          5.44
                           11/20/96          5.42
                           11/21/96          5.41
                           11/22/96          5.41
                           11/25/96          5.39
                           11/26/96          5.36
                           11/27/96          5.36
                           11/28/96          5.36
                           11/29/96          5.32
                            12/2/96          5.31
                            12/3/96          5.29
                            12/4/96          5.31
                            12/5/96          5.36
                            12/6/96          5.40
                            12/9/96          5.37
                           12/10/96          5.38
                           12/11/96          5.45
                           12/12/96          5.45
                           12/13/96          5.42
                           12/16/96          5.44
                           12/17/96          5.49
                           12/18/96          5.47
                           12/19/96          5.43
                           12/20/96          5.42
                           12/23/96          5.42
                           12/24/96          5.42
                           12/25/96          5.42
                           12/26/96          5.42
                           12/27/96          5.38
                           12/30/96          5.36
                           12/31/96          5.39
                             1/1/97          5.39
                             1/2/97          5.45
                             1/3/97          5.44
                             1/6/97          5.46
                             1/7/97          5.48
                             1/8/97          5.49
                             1/9/97          5.47
                            1/10/97          5.55
                            1/13/97          5.55
                            1/14/97          5.52
                            1/15/97          5.53
                            1/16/97          5.53
                            1/17/97          5.53
                            1/20/97          5.53
                            1/21/97          5.52
                            1/22/97          5.51
                            1/23/97          5.51
                            1/24/97          5.54
                            1/27/97          5.56
                            1/28/97          5.52
                            1/29/97          5.54
                            1/30/97          5.54
                            1/31/97          5.51
                             2/3/97          5.49
                             2/4/97          5.49
                             2/5/97          5.48
                             2/6/97          5.50
                             2/7/97          5.45
                            2/10/97          5.43
                            2/11/97          5.43
                            2/12/97          5.41
                            2/13/97          5.38
                            2/14/97          5.33
                            2/17/97          5.33
                            2/18/97          5.33
                            2/19/97          5.35
                            2/20/97          5.37
                            2/21/97          5.39
                            2/24/97          5.41
                            2/25/97          5.38
                            2/26/97          5.44
                            2/27/97          5.44
                            2/28/97          5.44
                             3/3/97          5.46
                             3/4/97          5.46
                             3/5/97          5.47
                             3/6/97          5.49
                             3/7/97          5.47
                            3/10/97          5.46
                            3/11/97          5.49
                            3/12/97          5.49
                            3/13/97          5.52
                            3/14/97          5.50
                            3/17/97          5.52
                            3/18/97          5.52
                            3/19/97          5.54
                            3/20/97          5.57
                            3/21/97          5.57
                            3/24/97          5.57
                            3/25/97          5.56
                            3/26/97          5.59
                            3/27/97          5.63
                            3/28/97          5.63
                            3/31/97          5.66
                             4/1/97          5.63
                             4/2/97          5.63
                             4/3/97          5.63
                             4/4/97          5.66
                             4/7/97          5.64
                             4/8/97          5.65
                             4/9/97          5.63
                            4/10/97          5.64
                            4/11/97          5.64
                            4/14/97          5.67
                            4/15/97          5.62
                            4/16/97          5.65
                            4/17/97          5.62
                            4/18/97          5.62
                            4/21/97          5.62
                            4/22/97          5.61
                            4/23/97          5.63
                            4/24/97          5.65
                            4/25/97          5.67
                            4/28/97          5.67
                            4/29/97          5.60
                            4/30/97          5.59

Source: Bloomberg, Inc.

     The volatility this year had as much to do with national politics, specifically the outlook for major tax cuts, as it did with the economy, inflation, etc. We think rates will be heading lower over the next year, which, given the Fund's maturity orientation, should produce a competitive total return. Please see our Economic Outlook that follows this letter for more details. Municipals have retained their status as one of the few means by which interest income can be sheltered from federal taxes. Municipal bonds' taxable equivalent yield at current levels of interest rates and taxes means they also have good value.

Municipals Have Good Value

     The Fund had an average yield to maturity on its bond investments of 5.39% and an average maturity of 14.4 years on April 30. To gauge the relative attractiveness of this asset class versus the taxable bond market it is necessary to use a tax rate. The top federal bracket is 39.6%, and if that were used for the analysis, the taxable equivalent yield of a 5.39% tax-free municipal would be a taxable rate of 8.92%. At the same time, Treasuries in the 15-year maturity range were yielding 6.95%. This comparison indicates that municipals have good underlying after-tax income appeal.

     The outlook for municipals also turns on political and supply analysis. The political environment since the 1996 election has emphasized budget compromises that provide some new tax breaks but little danger of a change in municipals' basic status as the premier interest income tax shelter. The municipal supply picture is also favorable, pointing to less municipal new issuance going forward. State and local government operating budgets are solidly in surplus, $37.4 billion as of year-end 1996, thereby capping new issue volume.

Portfolio Management

     The Fund  has  maintained  its high  credit  quality  orientation.  We have continued  to reduce the  portfolio's  electric  power  issues as they  approach
credit  problems   surrounding  rate   deregulation.   Prerefunded  and  general
obligation  bonds have been increased  over the last year.  Please see the table below that focuses on these sections of the portfolio.

================================================================================
                              Portfolio Structure
================================================================================
                             April 1997         April 1996            %
  Category                 % of Portfolio     % of Portfolio       Change
--------------------------------------------------------------------------------
  Prerefunded and
   General Obligations          73.4%              69.1%           +4.3%
--------------------------------------------------------------------------------
  Electric Power                 5.1%               7.6%           -2.5%

                                                                               1



     The Fund's high-quality orientation did not lead to a better total return over the last year. Credit quality yield spreads narrowed. For example, 20-year
BBB1-quality general obligations had a 60 basis point (0.60%) yield advantage a year ago but now the spread is close to 44 basis points (0.44%). Please see the chart below.

================================================================================
                            Historical Yield Spreads
                   (General Obligation BBB1 Yield--AAA Yield)
================================================================================


                  [Graph appears here--see plot points below]


                           DATE         YIELD SPREAD

                         4/30/96             60
                          5/1/96             60
                          5/2/96             60
                          5/3/96             59
                          5/6/96             58
                          5/7/96             58
                          5/8/96             58
                          5/9/96             57
                         5/10/96             57
                         5/13/96             57
                         5/14/96             57
                         5/15/96             56
                         5/16/96             55
                         5/17/96             55
                         5/20/96             55
                         5/21/96             55
                         5/22/96             56
                         5/23/96             56
                         5/24/96             55
                         5/27/96             n.a.
                         5/28/96             55
                         5/29/96             55
                         5/30/96             55
                         5/31/96             56
                          6/3/96             55
                          6/4/96             55
                          6/5/96             55
                          6/6/96             55
                          6/7/96             55
                         6/10/96             55
                         6/11/96             57
                         6/12/96             57
                         6/13/96             57
                         6/14/96             56
                         6/17/96             56
                         6/18/96             56
                         6/19/96             56
                         6/20/96             57
                         6/21/96             57
                         6/24/96             57
                         6/25/96             59
                         6/26/96             59
                         6/27/96             59
                         6/28/96             58
                          7/1/96             58
                          7/2/96             57
                          7/3/96             57
                          7/4/96             n.a.
                          7/5/96             59
                          7/8/96             58
                          7/9/96             59
                         7/10/96             58
                         7/11/96             58
                         7/12/96             58
                         7/15/96             57
                         7/16/96             57
                         7/17/96             57
                         7/18/96             57
                         7/19/96             57
                         7/22/96             57
                         7/23/96             58
                         7/24/96             59
                         7/25/96             59
                         7/26/96             59
                         7/29/96             60
                         7/30/96             60
                         7/31/96             61
                          8/1/96             61
                          8/2/96             62
                          8/5/96             62
                          8/6/96             63
                          8/7/96             62
                          8/8/96             62
                          8/9/96             62
                         8/12/96             n.a.
                         8/13/96             62
                         8/14/96             62
                         8/15/96             61
                         8/16/96             59
                         8/19/96             58
                         8/20/96             57
                         8/21/96             56
                         8/22/96             56
                         8/23/96             54
                         8/26/96             54
                         8/27/96             53
                         8/28/96             54
                         8/29/96             53
                         8/30/96             53
                          9/2/96             n.a.
                          9/3/96             54
                          9/4/96             53
                          9/5/96             52
                          9/6/96             51
                          9/9/96             51
                         9/10/96             51
                         9/11/96             51
                         9/12/96             51
                         9/13/96             53
                         9/16/96             53
                         9/17/96             53
                         9/18/96             54
                         9/19/96             54
                         9/20/96             54
                         9/23/96             54
                         9/24/96             54
                         9/25/96             54
                         9/26/96             55
                         9/27/96             55
                         9/30/96             56
                         10/1/96             56
                         10/2/96             57
                         10/3/96             58
                         10/4/96             57
                         10/7/96             56
                         10/8/96             56
                         10/9/96             55
                        10/10/96             56
                        10/11/96             55
                        10/14/96             55
                        10/15/96             54
                        10/16/96             53
                        10/17/96             52
                        10/18/96             52
                        10/21/96             53
                        10/22/96             53
                        10/23/96             53
                        10/24/96             53
                        10/25/96             52
                        10/28/96             51
                        10/29/96             49
                        10/30/96             49
                        10/31/96             50
                         11/1/96             50
                         11/4/96             50
                         11/5/96             52
                         11/6/96             52
                         11/7/96             53
                         11/8/96             54
                        11/11/96             54
                        11/12/96             55
                        11/13/96             57
                        11/14/96             57
                        11/15/96             57
                        11/18/96             56
                        11/19/96             56
                        11/20/96             56
                        11/21/96             55
                        11/22/96             55
                        11/25/96             55
                        11/26/96             55
                        11/27/96             55
                        11/28/96             n.a.
                        11/29/96             55
                         12/2/96             56
                         12/3/96             57
                         12/4/96             57
                         12/5/96             56
                         12/6/96             56
                         12/9/96             56
                        12/10/96             56
                        12/11/96             56
                        12/12/96             56
                        12/13/96             56
                        12/16/96             56
                        12/17/96             56
                        12/18/96             59
                        12/19/96             59
                        12/20/96             59
                        12/23/96             57
                        12/24/96             57
                        12/25/96             57
                        12/26/96             56
                        12/27/96             58
                        12/30/96             58
                        12/31/96             59
                          1/1/97             59
                          1/2/97             58
                          1/3/97             56
                          1/6/97             56
                          1/7/97             57
                          1/8/97             56
                          1/9/97             56
                         1/10/97             55
                         1/13/97             54
                         1/14/97             54
                         1/15/97             54
                         1/16/97             56
                         1/17/97             56
                         1/20/97             56
                         1/21/97             56
                         1/22/97             58
                         1/23/97             58
                         1/24/97             59
                         1/27/97             58
                         1/28/97             58
                         1/29/97             56
                         1/30/97             55
                         1/31/97             54
                          2/3/97             53
                          2/4/97             53
                          2/5/97             54
                          2/6/97             54
                          2/7/97             56
                         2/10/97             58
                         2/11/97             56
                         2/12/97             56
                         2/13/97             54
                         2/14/97             54
                         2/17/97             54
                         2/18/97             51
                         2/19/97             49
                         2/20/97             48
                         2/21/97             46
                         2/24/97             46
                         2/25/97             47
                         2/26/97             45
                         2/27/97             45
                         2/28/97             45
                          3/3/97             45
                          3/4/97             45
                          3/5/97             44
                          3/6/97             44
                          3/7/97             44
                         3/10/97             45
                         3/11/97             45
                         3/12/97             45
                         3/13/97             45
                         3/14/97             45
                         3/17/97             46
                         3/18/97             46
                         3/19/97             46
                         3/20/97             46
                         3/21/97             47
                         3/24/97             47
                         3/25/97             46
                         3/26/97             46
                         3/27/97             47
                         3/28/97             47
                         3/31/97             46
                          4/1/97             48
                          4/2/97             48
                          4/3/97             48
                          4/4/97             48
                          4/7/97             48
                          4/8/97             49
                          4/9/97             49
                         4/10/97             49
                         4/11/97             49
                         4/14/97             50
                         4/15/97             50
                         4/16/97             49
                         4/17/97             49
                         4/18/97             48
                         4/21/97             48
                         4/22/97             47
                         4/23/97             46
                         4/24/97             45
                         4/25/97             45
                         4/28/97             45
                         4/29/97             45
                         4/30/97             44

Source: Bloomberg, Inc.

     We think credit  quality will again be an important  component of municipal
total  return  when  economic  growth  slows,   which  typically  leads  to  the
reemergence of credit problems.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh
----------------------
R. Alan Medaugh
President

May 19, 1997

================================================================================
                                       Economic Outlook
================================================================================

Overview

Evidence of slower second quarter growth continues to mount, highlighted recently by declining auto sales, sluggish department store sales in April and high initial unemployment claims. The March surge in wholesale inventories suggests that rising first quarter nonfarm inventories will pull down growth in the second half of 1997 as excess inventories decline. We lean toward the view that another 25 basis point (0.25%) increase in short-term rates lies ahead. We see it as an insurance policy against a tight labor market and high capacity utilization sparking a return of inflation. Early in 1998 we expect the Fed will be able to reverse the increase. Please see our forecast table below.

================================================================================
                                  ISI FORECAST
================================================================================
                     96:4Q     97:1Q     97:2Q*    97:3Q*    97:4Q*    98:1Q*
================================================================================
 Real GDP             3.8%      5.6%      2.5%      2.0%      1.5%      1.5%
--------------------------------------------------------------------------------
 GDP Deflator**       1.5%      2.2%      1.5%      1.5%      1.5%      1.5%
--------------------------------------------------------------------------------
 30-Year Bond
  Yields***           6.6%      7.1%      6.7%      6.5%      6.5%      6.2%
--------------------------------------------------------------------------------
 Fed Funds
  Rate***             5.2%      5.5%      5.7%      5.7%      5.7%      5.5%


  *Estimated.
 **A more accurate cost of living barometer than the CPI.
***End of quarter.


Inflation

     The Greenspan Federal Reserve has presided over an economy producing strong job formation but little inflation. The inflation performance has been a happy surprise for bond investors. So far, strong growth has not produced price increases; for example, among manufacturing companies, the strong growth has not given them pricing power. Please see the chart on page 3 that shows ISI's
Manufacturing Company Pricing Power Index.

2


================================================================================
Economic Outlook (continued)
===============================================================================

ISI MANUFACTURING COMPANIES
PRICING POWER SURVEY
0=Weak   100=Strong   May 9: 24.7


                  [Graph appears here--see plot points below]


                            1/7/94                20.8
                            1/14/94               20.8
                            1/21/94               20.8
                            1/28/94               21.4
                            2/4/94                21.4
                            2/11/94               16.7
                            2/18/94               16.7
                            2/25/94               16.7
                            3/4/94                25.0
                            3/11/94               25.0
                            3/18/94               24.1
                            3/25/94               24.1
                            4/1/94                24.1
                            4/8/94                20.8
                            4/15/94               20.8
                            4/22/94               20.8
                            4/29/94               23.6
                            5/6/94                23.6
                            5/13/94               23.6
                            5/20/94               27.8
                            5/27/94               27.8
                            6/3/94                32.5
                            6/10/94               32.5
                            6/17/94               33.9
                            6/24/94               33.9
                            7/1/94                33.9
                            7/8/94                35.3
                            7/15/94               35.3
                            7/22/94               35.3
                            7/29/94               35.3
                            8/5/94                33.9
                            8/12/94               33.9
                            8/19/94               33.9
                            8/26/94               43.6
                            9/2/94                43.6
                            9/9/94                45.8
                            9/16/94               45.8
                            9/23/94               52.8
                            9/30/94               52.8
                            10/7/94               52.8
                            10/14/94              52.8
                            10/21/94              54.4
                            10/28/94              54.4
                            11/4/94               56.9
                            11/11/94              56.9
                            11/18/94              57.5
                            11/25/94              57.5
                            12/2/94               57.8
                            12/9/94               57.8
                            12/16/94              58.9
                            12/23/94              58.9
                            12/30/94              60.6
                            1/6/95                60.6
                            1/13/95               60.8
                            1/20/95               60.8
                            1/27/95               61.4
                            2/3/95                61.4
                            2/10/95               56.9
                            2/17/95               56.9
                            2/24/95               56.9
                            3/3/95                58.9
                            3/10/95               58.9
                            3/17/95               57.8
                            3/24/95               57.8
                            3/31/95               54.4
                            4/7/95                54.4
                            4/14/95               57.2
                            4/21/95               57.2
                            4/28/95               56.7
                            5/5/95                56.7
                            5/12/95               57.2
                            5/19/95               57.2
                            5/26/95               52.5
                            6/2/95                52.5
                            6/9/95                48.3
                            6/16/95               48.3
                            6/23/95               43.1
                            6/30/95               43.1
                            7/7/95                41.8
                            7/14/95               41.8
                            7/21/95               41.8
                            7/28/95               41.8
                            8/4/95                45.7
                            8/11/95               45.7
                            8/18/95               45.7
                            8/25/95               45.7
                            9/1/95                45.4
                            9/8/95                45.4
                            9/15/95               42.5
                            9/22/95               42.5
                            9/29/95               42.1
                            10/6/95               42.1
                            10/13/95              40.4
                            10/20/95              40.4
                            10/27/95              39.9
                            11/3/95               39.9
                            11/10/95              37.8
                            11/17/95              37.8
                            11/24/95              37.8
                            12/1/95               37.8
                            12/8/95               36.7
                            12/15/95              36.7
                            12/22/95              34.2
                            12/29/95              34.2
                            1/5/96                34.2
                            1/12/96               34.2
                            1/19/96               29.4
                            1/26/96               29.4
                            2/2/96                28.9
                            2/9/96                28.9
                            2/16/96               28.6
                            2/23/96               28.6
                            3/1/96                28.1
                            3/8/96                28.1
                            3/15/96               28.5
                            3/22/96               28.5
                            3/29/96               29.0
                            4/5/96                29.0
                            4/12/96               29.0
                            4/19/96               29.0
                            4/26/96               29.3
                            5/3/96                29.3
                            5/10/96               31.0
                            5/17/96               31.0
                            5/24/96               31.5
                            5/31/96               31.5
                            6/7/96                34.4
                            6/14/96               34.4
                            6/21/96               34.4
                            6/28/96               34.4
                            7/5/96                32.5
                            7/12/96               32.5
                            7/19/96               32.8
                            7/26/96               32.8
                            8/2/96                32.2
                            8/9/96                32.2
                            8/16/96               32.2
                            8/23/96               32.2
                            8/30/96               32.2
                            9/6/96                32.2
                            9/13/96               31.9
                            9/20/96               31.9
                            9/27/96               31.1
                            10/4/96               31.1
                            10/11/96              30.6
                            10/18/96              30.6
                            10/25/96              30.8
                            11/1/96               30.8
                            11/8/96               30.3
                            11/15/96              30.3
                            11/22/96              30.0
                            11/29/96              30.0
                            12/6/96               28.8
                            12/13/96              28.8
                            12/20/96              27.2
                            12/27/96              27.2
                            1/3/97                27.2
                            1/10/97               27.2
                            1/17/97               26.9
                            1/24/97               26.9
                            1/31/97               28.1
                            2/7/97                28.1
                            2/14/97               28.9
                            2/21/97               28.9
                            2/28/97               26.4
                            3/7/97                26.4
                            3/14/97               26.4
                            3/21/97               26.4
                            3/28/97               25.6
                            4/4/97                25.6
                            4/11/97               25.0
                            4/18/97               25.0
                            4/25/97               25.0
                            5/2/97                25.0
                            5/9/97                24.7
                            5/16/97               24.7
                            5/23/97                 NA

Source: ISI Inc.


     Other leading indicators of inflation have also registered little inflation in the pipeline today. The closely watched Employment Cost Index for the first quarter of 1997 showed overall labor costs growing at only 2.9% year over year.
The Journal of Commerce Commodity Index, which tracks raw industrial commodity prices, hit a two-year low in early May. The Federal Reserve "Beige Book" is a survey-based analysis approach that covers all 12 Federal Reserve Districts. The
May release also found limited inflation for both prices and wages. If growth slows in the upcoming quarter, the low inflation picture would prove a good investing background for bonds.

Economic Growth

     Three areas are pointing to slower growth ahead. First, interest rates for long-term Treasuries are about 7% while 30-year mortgage rates are about 8%. The relatively higher interest rates when contrasted to inflation have already cut the pace of mortgage refinancing in half. Second, the slowdown pattern under way now in consumer installment debt growth has typically led to a significant drop in retail sales. As a gauge of the extent consumers are using credit, credit card chargeoffs just hit a seven-year high. Third, foreign economies are struggling to retain modest growth. ISI tracks economic activity in 28 foreign economies. We construct a Foreign (Strength - Weakness) diffusion index. After a runup in late 1996, foreign activity has returned to a negative reading (please see chart below).


FOREIGN [STRENGTH-WEAKNESS]
13 Wk. Avg.   May 12: -0.1


                  [Graph appears here--see plot points below]



                           26 SEP 94            3.1
                            3 OCT 94            3.8
                           10 OCT 94            4.1
                           17 OCT 94            4.8
                           24 OCT 94            6.0
                           31 OCT 94            5.6
                            7 NOV 94            4.6
                           14 NOV 94            5.2
                           21 NOV 94            5.4
                           28 NOV 94            5.8
                            5 DEC 94            6.5
                           12 DEC 94            7.1
                           19 DEC 94            6.5
                           26 DEC 94            6.5
                            2 JAN 95            8.4
                            9 JAN 95            7.8
                           16 JAN 95            7.2
                           23 JAN 95            6.0
                           30 JAN 95            5.8
                            6 FEB 95            6.4
                           13 FEB 95            5.3
                           20 FEB 95            5.8
                           27 FEB 95            6.7
                            6 MAR 95            7.2
                           13 MAR 95            6.7
                           20 MAR 95            7.4
                           27 MAR 95            7.3
                            3 APR 95            6.4
                           10 APR 95            7.4
                           17 APR 95            6.9
                           24 APR 95            6.2
                            1 MAY 95            6.2
                            8 MAY 95            5.3
                           15 MAY 95            5.6
                           22 MAY 95            5.6
                           29 MAY 95            4.1
                            5 JUN 95            2.1
                           12 JUN 95            1.3
                           19 JUN 95            0.5
                           26 JUN 95            1.1
                            3 JUL 95            0.5
                           10 JUL 95            0.3
                           17 JUL 95            0.9
                           24 JUL 95            0.4
                           31 JUL 95           -0.6
                            7 AUG 95           -1.2
                           14 AUG 95           -1.0
                           21 AUG 95           -2.8
                           28 AUG 95           -2.7
                            4 SEP 95           -3.1
                           11 SEP 95           -2.5
                           18 SEP 95           -2.5
                           25 SEP 95           -3.6
                            2 OCT 95           -3.8
                            9 OCT 95           -4.8
                           16 OCT 95           -5.2
                           23 OCT 95           -5.2
                           30 OCT 95           -5.4
                            6 NOV 95           -3.9
                           13 NOV 95           -4.8
                           20 NOV 95           -4.9
                           27 NOV 95           -4.8
                            4 DEC 95           -4.5
                           11 DEC 95           -4.4
                           18 DEC 95           -4.5
                           25 DEC 95           -5.0
                            1 JAN 96           -4.8
                            8 JAN 96           -4.5
                           15 JAN 96           -5.0
                           22 JAN 96           -5.8
                           29 JAN 96           -5.2
                            5 FEB 96           -5.4
                           12 FEB 96           -5.9
                           19 FEB 96           -4.5
                           26 FEB 96           -4.0
                            4 MAR 96           -3.6
                           11 MAR 96           -4.5
                           18 MAR 96           -5.4
                           25 MAR 96           -4.7
                            1 APR 96           -5.7
                            8 APR 96           -6.4
                           15 APR 96           -5.8
                           22 APR 96           -5.3
                           29 APR 96           -5.6
                            6 MAY 96           -5.7
                           13 MAY 96           -5.9
                           20 MAY 96           -7.2
                           27 MAY 96           -6.2
                            3 JUN 96           -6.2
                           10 JUN 96           -5.7
                           17 JUN 96           -5.5
                           24 JUN 96           -5.2
                            1 JUL 96           -5.0
                            8 JUL 96           -4.7
                           15 JUL 96           -4.0
                           22 JUL 96           -4.4
                           29 JUL 96           -5.2
                            5 AUG 96           -6.2
                           12 AUG 96           -5.7
                           19 AUG 96           -5.2
                           26 AUG 96           -5.1
                            2 SEP 96           -4.6
                            9 SEP 96           -2.8
                           16 SEP 96           -2.7
                           23 SEP 96           -2.4
                           30 SEP 96           -1.7
                            7 OCT 96           -0.5
                           14 OCT 96           -1.3
                           21 OCT 96           -0.5
                           28 OCT 96            0.7
                            4 NOV 96            2.4
                           11 NOV 96            2.5
                           18 NOV 96            3.8
                           25 NOV 96            5.2
                            2 DEC 96            6.3
                            9 DEC 96            5.4
                           16 DEC 96            6.2
                           23 DEC 96            5.3
                           30 DEC 96            5.8
                            6 JAN 97            5.1
                           13 JAN 97            4.6
                           20 JAN 97            4.5
                           27 JAN 97            4.5
                            3 FEB 97            4.0
                           10 FEB 97            4.8
                           17 FEB 97            4.1
                           24 FEB 97            1.8
                            3 MAR 97            1.8
                           10 MAR 97            1.0
                           17 MAR 97            2.0
                           24 MAR 97            3.3
                           31 MAR 97            2.7
                            7 APR 97            2.7
                           14 APR 97            2.6
                           21 APR 97            2.2
                           28 APR 97            1.5
                            5 MAY 97            0.5
                           12 MAY 97           -0.1
                           19 MAY 97           -0.7
                           26 MAY 97             NA

Source: ISI Inc.

                                                                               3


================================================================================
Economic Outlook (concluded)
================================================================================

     With foreign economies struggling to hold on to modest growth, U.S. exports seem unlikely to stimulate near-term economic growth. There are factors working to improve the U.S. economy, such as high equity prices and high consumer confidence, but we expect the forces cited earlier will rule, producing slower growth over the balance of 1997.

The Impact of Smaller Budget Deficits

     A decline in the federal government deficit is a powerful influence on economic growth and inflation but it also influences the capital markets.
Smaller deficits free up capital for alternative investments. The change in the annual net financing requirement has been very dramatic (please see table, top right).

================================================================================
                           Federal Government Deficit
================================================================================
                                          12-month Sum in Billions
                                  August 1992              September 1997*
--------------------------------------------------------------------------------
Treasury Interest Paid               $200                       $250
--------------------------------------------------------------------------------
Treasury Issuance                    $324                       $ 70
                                     ----                       ----
--------------------------------------------------------------------------------
Net Financing
  Requirement                       +$124                      -$180

*Estimated


     We see low inflation and dwindling Treasury issuance as strong secular forces able to create a declining interest rate environment. They will be active near-term market influences when the economy is seen slowing.

4


================================================================================
Portfolio Diversification by State
================================================================================

                    [Map of the United States appears here]


     =======================================================================
                                State Allocation
     =======================================================================
                               % of                                % of
                             Municipal                           Municipal
                               Bonds                               Bonds
                             ---------                           ---------
        Florida                17.9%       Minnesota                3.2%
        Texas                  15.2        Mississippi              2.6
        Virginia                8.4        Ohio                     2.3
        Maryland                7.6        Delaware                 1.9
        North Carolina          6.9        Utah                     1.8
        South Carolina          4.9        Colorado                 1.8
        Illinois                4.6        Hawaii                   1.7
        Tennessee               4.3        Indiana                  1.4
        Kansas                  4.1        Washington               1.4
        Arizona                 3.4        Oregon                   1.4
        Georgia                 3.2                              =========
                                             Total                100.0%

                                                                               5


================================================================================
Additional Performance Information
================================================================================

        The  shareholder  letter  included in  this report  contains  statistics designed to help  you evaluate  the  performance  of your  Fund's  management.
   The Securities  and Exchange  Commission  (SEC) requires  that when we report such  figures,  we  also  include  the Fund's  total  return,  according to a standardized  formula, for various  time periods through  the end of the most recent calendar quarter.  The SEC  total return figures  differ from those we reported  because  the time  periods  may be  different  and because  the SEC calculation  includes the  impact of the  Fund's  currently  effective  4.45%
   maximum sales charge.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN*

                                                       % Return with
   Periods ended 3/31/97:                               Sales Charge
--------------------------------------------------------------------------------
   One Year                                                -0.25%
--------------------------------------------------------------------------------
   Five Years                                               5.18%
--------------------------------------------------------------------------------
   Since Inception (2/26/90)                                6.00%
--------------------------------------------------------------------------------


        These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

        Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indication of future results.


--------------------------------------------------------------------------------
      This report is prepared for the general information of shareholders.  It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

      For more complete information regarding any of the ISI Funds,  including charges and expenses, obtain a prospectus from your investment representative or directly  from the Fund at  1-800-955-7175.  Read it carefully  before you invest.
--------------------------------------------------------------------------------

6


================================================================================
Managed Municipal Fund, Inc.
================================================================================
Statement of Net Assets
April 30, 1997
(Unaudited)

                                                                   Rating*                Market
                                                                  (Moody's/     Par        Value
Issuer                                                              S&P)       (000)     (Note A)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--92.7%
General Obligation--61.1%
Arlington, Texas, Independent School District, 5.75%, 2021        Aaa/NR      $5,000    $ 4,954,700
Charlotte,  NC:
   5.30%, 2011                                                    Aaa/AAA      1,590      1,585,278
   5.30%, 2012                                                    Aaa/AAA      1,120      1,111,062
   5.30%, 2012                                                    Aaa/AAA      2,325      2,306,447
   5.80%, 2016                                                    Aaa/AAA      2,500      2,576,825
Chicago, IL, 6.30%, 2009                                          Aa/AA        1,000      1,078,940
Dallas, TX, 5.00%, 2010                                           Aaa/AAA      1,750      1,692,075
Delaware State, Series "A", 5.125%, 2016                          Aa1/AA+      2,150      2,029,278
DuPage County, IL, Jail Project, 5.60%, 2021                      Aaa/AAA      1,600      1,567,008
Florida Board of Education, Refunding Public Education:
   6.125%, 2012                                                   Aa2/AA+      2,250      2,337,075
   5.50%, 2021                                                    Aa2/AA+      2,000      1,915,040
   5.125%, 2022                                                   Aa2/AA+      5,000      4,532,050
Franklin County, OH:
   5.45%, 2009                                                    Aaa/AAA      1,500      1,519,410
   5.50%, 2013                                                    Aaa/AAA      1,000        993,500
Georgia State, Series "D":
   5.00%, 2010                                                    Aaa/AA+      2,000      1,945,080
   5.25%, 2009                                                    Aaa/AA+      1,580      1,588,390
Grand Prairie, TX, School District, 5.20%, 2018                   Aaa/AAA      2,000      1,865,080
Henrico County, VA:
   5.20%, 2008                                                    Aaa/AAA      1,200      1,205,496
   5.25%, 2009                                                    Aaa/AAA      1,000      1,002,430
Maryland State & Local Facilities, Second Series, 5.125%, 2010    Aaa/AAA      3,000      2,941,680
Minneapolis, MN, Sports Arena:
   5.00%, 2011                                                    Aaa/AAA      1,710      1,635,393
   5.00%, 2012                                                    Aaa/AAA      1,920      1,822,886
Mississippi State, 5.25%, 2014                                    Aa3/AA       3,000      2,886,570
Montgomery County, MD:
   5.60%, 2004                                                    Aaa/AAA      1,000      1,041,200
   5.00%, 2009                                                    Aaa/AAA      1,500      1,468,710
Plano, TX, Independent School District, 5.00%, 2011               Aaa/AAA      3,000      2,836,650
Portland, OR, Metro, 5.25%, 2007                                  Aa/AA+       1,500      1,506,930
Salt Lake County, UT, 5.25%, 2010                                 Aaa/AA+      2,000      1,988,340
South Carolina Capital Improvement, 5.00%, 2009                   Aaa/AAA      2,700      2,652,534
South Carolina State Highway, Series "B", 5.625%, 2014            Aaa/AAA      2,700      2,723,166

================================================================================
Managed Municipal Fund, Inc.
================================================================================
Statement of Net Assets (continued)
April 30, 1997
(Unaudited)

                                                                   Rating*                Market
                                                                  (Moody's/     Par        Value
Issuer                                                              S&P)       (000)     (Note A)
---------------------------------------------------------------------------------------------------------------------------
General Obligation--concluded
State of  Tennessee:
   Series "A", 5.50%, 2009                                        Aaa/AA+     $1,535    $ 1,565,193
   Series "A", 5.55%, 2010                                        Aaa/AA+      1,000      1,014,500
   Series "B", 6.00%, 2005                                        Aaa/AA+      2,000      2,136,020
State of  Texas, 6.00%, 2014                                      Aa/AA        2,000      2,047,940
State of  Virginia, 5.375%, 2016                                  Aaa/AAA      2,500      2,451,650
Washington State, Series "A", 5.60%, 2010                         Aa2/AA       1,500      1,510,560
---------------------------------------------------------------------------------------------------------------------------
                                                                                         72,035,086
---------------------------------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue--5.1%
Jacksonville, FL, Electric Authority Revenue,
   St. John's River Power,  5.25%, 2028                           Aa1/AA       2,000      1,836,320
Orlando, FL, Utility Commission, 5.125%, 2019                     Aa1/AA       3,500      3,185,140
San Antonio, TX, Electric & Gas Revenue, Series "A",
   6.50%, 2012                                                    Aa1/AA       1,000      1,041,790
---------------------------------------------------------------------------------------------------------------------------
                                                                                          6,063,250
---------------------------------------------------------------------------------------------------------------------------
Prerefunded Issues--12.3%
Arizona Highway Transportation Board, 6.00%, 2010                 #AAA/AAA     3,480      3,652,051
Florida Board of Education, Refunding Public Education,
   6.50%, 2012                                                    #AAA/AA+     2,500      2,705,775
Howard County, MD, Consolidated Public Improvements,
   Series "A", 6.90%, 2002                                        #AAA/AAA     1,000      1,064,270
Jacksonville, FL, Electric Authority Revenue, Scherer 4-1-A,
   6.75%, 2021                                                    #AAA/AA      1,000      1,079,110
Lower Colorado River Authority,  Jr. Lien, 4th Supply,
   5.25%, 2015                                                    #AAA/AAA     2,000      1,937,200
State of Hawaii, General Obligation:
   7.00%, 2006                                                    Aaa/**         750        800,085
   6.125%, 2010                                                   NR/**        1,000      1,055,410
University of  Texas, 6.50%, 2011                                 #AAA/AAA     2,000      2,164,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                         14,458,401
---------------------------------------------------------------------------------------------------------------------------
Transportation Revenue--9.4%
Florida Transportation Revenue, 5.80%, 2018                       Aa2/AA+      2,000      1,999,820
Kansas Transportation Revenue:
   5.40%, 2009                                                    Aa/AA        2,000      2,006,680
   5.40%, 2009                                                    Aa/AA        2,500      2,508,350
Virginia State Transportation Authority:
   5.00%, 2008                                                    Aa/AA        1,100      1,076,250
   5.125%, 2009                                                   Aa/AA        2,500      2,450,475
   6.00%, 2010                                                    Aa/AA        1,000      1,028,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                         11,069,975
---------------------------------------------------------------------------------------------------------------------------

8


================================================================================
Managed Municipal Fund, Inc.
================================================================================
Statement of Net Assets  (concluded)
April 30, 1997
(Unaudited)

                                                                   Rating*                Market
                                                                  (Moody's/     Par        Value
Issuer                                                              S&P)       (000)     (Note A)
---------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue--3.6%
DuPage, IL, Water Commission, 5.25%, 2011                         Aa1/AA      $2,500    $ 2,411,150
Washington Suburban Sanitary District, MD, 5.375%, 2010           Aa1/AA       1,810      1,784,027
---------------------------------------------------------------------------------------------------------------------------
                                                                                          4,195,177
---------------------------------------------------------------------------------------------------------------------------
Other Revenue--1.3%
Indianapolis Local Public Improvement Board, IN,
  6.00%, 2018                                                     Aaa/AA+      1,500      1,514,550
---------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds
   (Cost $108,842,182)                                                                  109,336,439
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.0%
Goldman Sachs & Co., 5.25%
   Dated 4/30/97, to be repurchased on 5/1/97,
   collateralized by U.S. Treasury Notes with a
   market value of $7,191,200.
   (Cost $7,120,000)                                                           7,120      7,120,000
---------------------------------------------------------------------------------------------------------------------------
Total Investment in Securities--98.8%
   (Cost $115,962,182)***                                                               116,456,439

Other Assets in Excess of Liabilities, Net--1.2%                                          1,391,690
---------------------------------------------------------------------------------------------------------------------------
Net Assets--100.0%                                                                     $117,848,129
===========================================================================================================================
Net Asset Value and Redemption Price Per:
   ISI Class Share
   ($79,059,361 / 7,579,385 shares outstanding)                                              $10.43
                                                                                             ======
   Flag Investors Class A Share
   ($38,788,768 / 3,717,678 shares outstanding)                                              $10.43
                                                                                             ======
Maximum Offering Price Per:
   ISI Class Share
   ($10.43 / .9555)                                                                          $10.92
                                                                                             ======
   Flag Investors Class A Share
   ($10.43 / .955)                                                                           $10.92
                                                                                             ======
---------------------------------------------------------------------------------------------------------------------------

   * The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 1997.
  ** Prerefunded bonds backed by U.S. Treasury Securities.  Absent prerefunding, this obligation is rated Aa3/A+.
 *** Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

================================================================================
Managed Municipal Fund, Inc.
================================================================================
Statement of Operations
For the Six Months Ended April 30, 1997
(Unaudited)


--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE A):
     Interest                                                    $3,265,505
--------------------------------------------------------------------------------

EXPENSES:

     Investment advisory fee (Note B)                               241,980
     Distribution fee (Note B)                                      152,692
     Administration fees (Note B)                                   120,990
     Accounting fee (Note B)                                         28,911
     Transfer agent fees (Note B)                                    28,100
     Printing and postage                                            17,108
     Legal                                                           14,999
     Audit                                                           14,321
     Registration fees (Note A)                                      12,735
     Miscellaneous                                                   11,217
     Custodian fees                                                  10,594
     Directors' fees                                                  5,400
     Insurance                                                        2,386
--------------------------------------------------------------------------------
       Total expenses                                               661,433
     Less: Fees waived (Note B)                                    (116,969)
--------------------------------------------------------------------------------
       Net expenses                                                 544,464
--------------------------------------------------------------------------------
     Net investment income                                        2,721,041
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain from security transactions                   174,825
     Change in unrealized appreciation or depreciation
       of investments                                            (1,283,244)
--------------------------------------------------------------------------------
     Net loss on investments                                     (1,108,419)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,612,622
================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

================================================================================
Managed Municipal Fund, Inc.
================================================================================

Statement of Changes in Net Assets


                                                   For the Six
                                                  Months Ended    For the Year
                                                 April 30, 1997       Ended
                                                   (Unaudited)  October 31, 1996
--------------------------------------------------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                         $ 2,721,041     $ 5,787,049
     Net realized gain from security transactions      174,825         281,659
     Change in appreciation or depreciation
       of investments                               (1,283,244)       (272,341)
--------------------------------------------------------------------------------
     Net increase in net assets
       resulting from operations                     1,612,622       5,796,367
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income:
       ISI Class Shares                             (1,830,220)     (3,828,729)
       Flag Investors Class A Shares                  (890,824)     (1,958,320)
     Net realized short-term gains:
       ISI Class Shares                               (280,786)       (545,496)
       Flag Investors Class A Shares                  (136,103)       (286,075)
     Net realized long-term gains:
       ISI Class Shares                                (79,536)        (82,292)
       Flag Investors Class A Shares                   (38,304)        (43,313)
--------------------------------------------------------------------------------
     Total distributions                            (3,255,773)     (6,744,225)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE C):
     Proceeds from sale of shares                    1,230,031       8,278,327
     Value of shares issued in reinvestment of
       dividends                                     1,824,816       3,789,940
     Cost of shares repurchased                     (9,467,718)    (17,488,342)
--------------------------------------------------------------------------------
     Decrease in net assets derived from
       capital share transactions                   (6,412,871)     (5,420,075)
--------------------------------------------------------------------------------
     Total decrease in net assets                   (8,056,022)     (6,367,933)
--------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                           125,904,151     132,272,084
--------------------------------------------------------------------------------
     End of period                                $117,848,129    $125,904,151
================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

================================================================================
Managed Municipal Fund, Inc.
================================================================================
Financial Highlights--ISI Class and Flag Investors Class A Shares
(For a shares outstanding throughout each period)(1)

                                          For the Six
                                         Months Ended         For the Year Ended October 31,
                                        April 30, 1997 -------------------------------------------
                                          (Unaudited)   1996     1995      1994     1993     1992
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning
    of period                              $ 10.58   $ 10.65  $  9.81   $ 11.10  $ 10.31  $ 10.36
---------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                       0.23      0.48     0.48      0.46     0.50     0.50
  Net realized and unrealized
    gain/(loss) on investments               (0.10)       --     0.98     (1.15)    0.94     0.22
---------------------------------------------------------------------------------------------------
  Total from Investment Operations            0.13      0.48     1.46     (0.69)    1.44     0.72
---------------------------------------------------------------------------------------------------
Less Distributions:
  Distributions from net investment
    income and short-term gains              (0.27)    (0.54)   (0.54)    (0.56)   (0.61)   (0.65)
  Distributions from net realized
    long-term gains                          (0.01)    (0.01)   (0.08)    (0.04)   (0.04)   (0.12)
---------------------------------------------------------------------------------------------------
  Total distributions                        (0.28)    (0.55)   (0.62)    (0.60)   (0.65)   (0.77)
---------------------------------------------------------------------------------------------------
  Net asset value at end of period         $ 10.43   $ 10.58  $ 10.65    $ 9.81  $ 11.10  $ 10.31
===================================================================================================
Total Return(2)                               1.24%     4.67%   15.42%    (6.49)%  14.36%    6.06%

Ratios to Average Daily Net Assets:
  Expenses(3)                                 0.90%(5)  0.90%    0.90%     0.90%    0.90%    0.90%
  Net investment income(4)                    4.50%(5)  4.48%    4.72%     4.37%    4.38%    4.78%

Supplemental Data:
  Net assets at end of period:
    ISI Class Shares                       $79,059    $84,712  $86,292   $83,607  $88,378  $51,420
    Flag Investors Class A Shares          $38,789    $41,193  $45,980   $49,903  $53,486  $45,536
  Portfolio turnover rate                       11%(5)     32%      55%       37%      68%      95%
---------------------------------------------------------------------------------------------------

(1)  Computed based upon average shares outstanding.
(2)  Total return excludes the effect of sales charge.
(3) Without the waiver of advisory and administration fees (Note B), the ratio of expenses to average daily net assets would have been 1.09% (annualized), 1.13%, 1.10%, 1.11%, 1.14% and 1.27% for the six months ended April 30,
     1997 and the years  ended  October 31,  1996,  1995,  1994,  1993 and 1992, respectively.
(4) Without the waiver of advisory and administration fees (Note B), the ratio of net investment income to average daily net assets would have been 4.31% (annualized), 4.25%, 4.52%, 4.16%, 4.14% and 4.41% for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(5)  Annualized.
See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

A. Significant Accounting Policies -- Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 15, 1990, commenced operations February 26, 1990. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

    The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Class"), which commenced February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A"), which commenced October 23, 1990.

    The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    Security Valuation -- Municipal obligations are usually traded in the over-the-counter market. When there is an available market quotation, the Fund values a municipal obligation by using the most recent price provided by an investment dealer. The Fund utilizes the services of an independent pricing vendor to obtain prices. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its

================================================================================
Notes to Financial Statements (continued)
================================================================================

    respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC") is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.20%.

    ISI and ICC have agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 0.90% of the Fund's average daily net assets. For the six months ended April 30, 1997, ISI waived fees of $77,979 and ICC waived fees of $38,990.

    As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $28,911 for accounting services for the six months ended April 30, 1997.

    As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $28,100 for transfer agent services for the six months ended April 30, 1997.

    As compensation for providing distribution services for the ISI Class, the Fund paid Armata Financial Corp., an affiliate of Alex. Brown & Sons Incorporated ("Alex. Brown"), an annual fee that was calculated daily and paid monthly. This fee was paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets. Beginning April 1, 1997, ISI Group Inc. assumed the role of distributor of the ISI Class. As compensation for providing distribution services for the Flag Investors Class A Shares, the Fund pays Alex. Brown an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the six months ended April 30, 1997, distribution fees aggregated $152,692, of which $103,178 was attributable to the ISI Class Shares and $49,514 was attributable to the Flag Investors Class A Shares.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period November 1, 1996 through April 30, 1997 was $2,046, and the accrued liability was $18,728.

C. Capital Share Transactions -- The Fund is authorized to issue up to 40 million shares of $.001 par value capital stock (20 million ISI Class, 15 million Flag Investors Class A, 2.5 million Flag Investors Class B, 500,000 Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund were as follows:

                                                   ISI Class Shares
                                           ---------------------------------
                                            For the Six
                                            Months Ended          For the
                                           April 30, 1997       Year Ended
                                            (Unaudited)        Oct. 31, 1996
                                           --------------      -------------

Shares sold                                      94,358             585,014
Shares issued to share-
  holders on reinvest-
  ment of dividends                             120,321             246,345
Shares redeemed                                (646,136)           (924,026)
--------------------------------------------------------------------------------
Net decrease in shares
  outstanding                                  (431,457)            (92,667)
================================================================================
Proceeds from sale
  of shares                                 $   991,901         $ 6,198,720
Value of reinvested
  dividends                                   1,263,768           2,588,981
Cost of shares
  redeemed                                   (6,799,476)         (9,754,108)
--------------------------------------------------------------------------------
Net decrease from
  capital share
  transactions                              $(4,543,807)        $  (966,407)
================================================================================

================================================================================
Notes to Financial Statements (concluded)
================================================================================

                                             Flag Investors Class A Shares
                                            -------------------------------
                                             For the Six
                                             Months Ended        For the
                                            April 30, 1997     Year Ended
                                             (Unaudited)      Oct. 31, 1996
                                            --------------    -------------

Shares sold                                       22,849           200,140
Shares issued to share-
  holders on reinvest-
  ment of dividends                               53,519           114,250
Shares redeemed                                 (253,027)         (736,822)
--------------------------------------------------------------------------------
Net decrease in shares
  outstanding                                   (176,659)         (422,432)
================================================================================
Proceeds from sale
  of shares                                  $   238,130       $ 2,079,607
Value of reinvested
  dividends                                      561,048         1,200,959
Cost of shares
  redeemed                                    (2,668,242)       (7,734,234)
--------------------------------------------------------------------------------
Net decrease from
  capital share
  transactions                               $(1,869,064)      $(4,453,668)
================================================================================

D.  Investment  Transactions -- Excluding short-term  obligations,  purchases of
    investment   securities   aggregated  $6,551,646  and  sales  of  investment
    securities aggregated $13,600,943 for the six months ended April 30, 1997.

    On April 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,875,728 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,381,471.

E.  Net Assets -- On April 30, 1997, net assets consisted of:

    Paid-in capital:
      ISI Class Shares                   $ 79,695,495
      Flag Investors
        Class A Shares                     37,824,163
    Overdistribution of net realized
      gains from security
      transactions                           (165,786)
    Unrealized appreciation of
      investments                             494,257
                                         ------------
                                         $117,848,129
                                         ============


F. Merger Agreement -- On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.